Trade and other payables (Tables)	12 Months Ended
Mar. 31, 2018
Disclosure Of Trade And Other Payables [Abstract]
Disclosure of detailed information about current trade and other payables [text block]
	March 31, 2018	March 31, 2017
Trade payables	2,865,626	2,740,550
Advance from customers	285,611	375,810
Accrued expenses	3,644,004	2,707,123
Other payables	565,850	544,124
	7,361,091	6,367,607

Financial liabilities included in trade and other payables	6,780,747	5,684,900